Trade Accounts and Other Receivables, Contract Liabilities and Prepayments - Schedule of Age Analysis of Trade Accounts Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Accounts Receivables [Line Items]
Gross carrying amount	$ 18,255,293	$ 18,243,724
Expected credit loss	(15,039,662)	(18,202,132)
Current [Member]
Schedule of Trade Accounts Receivables [Line Items]
Gross carrying amount	636,305	3,566,177
Expected credit loss		$ (3,524,585)
Expected credit loss rate	0.00%	99.00%
More than 30 days past due [Member]
Schedule of Trade Accounts Receivables [Line Items]
Gross carrying amount	$ 882	$ 1,114,733
Expected credit loss		$ (1,114,733)
Expected credit loss rate	0.00%	100.00%
More than 60 days past due [Member]
Schedule of Trade Accounts Receivables [Line Items]
Gross carrying amount		$ 2,228,819
Expected credit loss		$ (2,228,819)
Expected credit loss rate	0.00%	100.00%
More than 120 days past due [Member]
Schedule of Trade Accounts Receivables [Line Items]
Gross carrying amount		$ 1,652,053
Expected credit loss		$ (1,652,053)
Expected credit loss rate	0.00%	100.00%
More than 150 days past due [Member]
Schedule of Trade Accounts Receivables [Line Items]
Gross carrying amount	$ 17,618,106	$ 9,681,942
Expected credit loss	$ (15,039,662)	$ (9,681,942)
Expected credit loss rate	85.00%	100.00%